                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                 San Diego, CA          4/17/2006
-------------------------------------           -------------          ---------
[Signature]                                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           54
Form 13F Information Table Value Total:     $196,078
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number           Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                              as of March 31, 2000

                                                                VOTING AUTHORITY

                             TITLE                    VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER             OF CLASS      CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------             --------   -----------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AXA FINL                   COM        002451 10 2   3650        100000   SH           DEFINED   Nos. 1 & 2    100000
ABBOTT LABS                COM        002824 10 0   713          20000   SH           DEFINED   Nos. 1 & 2     20000
ALLIANCE WORLD             COM        01879R 10 6   97           10000   SH           DEFINED   Nos. 1 & 2     10000
ALLSTATE CORP              COM        020002 10 1   238          10000   SH           DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD         COM        026609 10 7   1890         35000   SH           DEFINED   Nos. 1 & 2     35000
AMGEN INC                  COM        031162 10 0   2458         40000   SH           DEFINED   Nos. 1 & 2     40000
ASSOCIATES FIRST CAPITAL   COM        046008 10 8   282          13000   SH           DEFINED   Nos. 1 & 2     13000
BANK AMER CORP             COM        060505 10 4   6696        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP              COM        06423A 10 3   6874        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS               COM        073902 10 8   2399         53000   SH           DEFINED   Nos. 1 & 2     53000
BESTFOODS                  COM        08658U 10 1   941          20000   SH           DEFINED   Nos. 1 & 2     20000
CKE RESTAURANTS            COM        12561E 10 5   451          70000   SH           DEFINED   Nos. 1 & 2     70000
CATERPILLAR                COM        149123 10 1   394          10000   SH           DEFINED   Nos. 1 & 2     10000
CHASE MANHATTAN            COM        16161A 10 8   1757         20000   SH           DEFINED   Nos. 1 & 2     20000
CINCINNATI FINL CORP       COM        172062 10 1   376          10000   SH           DEFINED   Nos. 1 & 2     10000
CITIGROUP INC              COM        172967 10 1   17041       285000   SH           DEFINED   Nos. 1 & 2    285000
DEERE & CO                 COM        244199 10 5   383          10000   SH           DEFINED   Nos. 1 & 2     10000
DONALDSON LUFKIN           COM        257661 10 8   2581         50000   SH           DEFINED   Nos. 1 & 2     50000
DUPONT                     COM        263534 10 9   3688         70000   SH           DEFINED   Nos. 1 & 2     70000
FEDERAL HM LN MTG CORP     COM        313400 30 1   13238       300000   SH           DEFINED   Nos. 1 & 2    300000
FEDERAL NATL MTG           COM        313586 10 9   4983         88000   SH           DEFINED   Nos. 1 & 2     88000
FIDELITY NAT'L FIN'L       COM        316326 10 7   433          30000   SH           DEFINED   Nos. 1 & 2     30000
FIRST AMERICAN CORP        COM        318522 30 7   481          35000   SH           DEFINED   Nos. 1 & 2     35000
FLEET BOSTON FIN CORP      COM        339030 10 8   5255        142000   SH           DEFINED   Nos. 1 & 2    142000
FORD MOTOR CO.             COM        345370 10 0   230           5000   SH           DEFINED   Nos. 1 & 2      5000
HARTFORD FIN SVCS GRP      COM        416515 10 4   1051         20000   SH           DEFINED   Nos. 1 & 2     20000
HOT TOPIC                  COM        441339 10 8   878          25000   SH           DEFINED   Nos. 1 & 2     25000
JOHNSON & JOHNSON          COM        478160 10 4   1402         20000   SH           DEFINED   Nos. 1 & 2     20000

KEYCORP                    COM        493267 10 8   1136         60000   SH           DEFINED   Nos. 1 & 2     60000
KEYSPAN CORP               COM        49337W 10 0   606          22000   SH           DEFINED   Nos. 1 & 2     22000
KIMBERLY CLARK             COM        494368 10 3   1316         23000   SH           DEFINED   Nos. 1 & 2     23000
LONE STAR STEKHOUSE        COM        542307 10 3   1019        100000   SH           DEFINED   Nos. 1 & 2    100000
MERCURY GEN CORP           COM        589400 10 0   293          10000   SH           DEFINED   Nos. 1 & 2     10000
MERRILL LYNCH              COM        590188 10 8   2588         25000   SH           DEFINED   Nos. 1 & 2     25000
MORGAN JP                  COM        616880 10 0   3962         30000   SH           DEFINED   Nos. 1 & 2     30000
MORGAN STANLEY DEAN        COM        617446 44 8   8113        100000   SH           DEFINED   Nos. 1 & 2    100000
PNC FINANCIAL              COM        693475 10 5   596          13000   SH           DEFINED   Nos. 1 & 2     13000
PEPSICO INC                COM        713448 10 8   2697         77000   SH           DEFINED   Nos. 1 & 2     77000
PFIZER INC                 COM        717081 10 3   14698       402000   SH           DEFINED   Nos. 1 & 2    402000
PHILLIP MORRIS             COM        718154 10 7   5313        250000   SH           DEFINED   Nos. 1 & 2    250000
PINNACLE WEST CAP CORP     COM        723484 10 1   844          30000   SH           DEFINED   Nos. 1 & 2     30000
PROGRESSIVE CORP           COM        743315 10 3   381           5000   SH           DEFINED   Nos. 1 & 2      5000
RAYONIER                   COM        754907 10 3   239           5000   SH           DEFINED   Nos. 1 & 2      5000
RAYTHEON CO. CL B          COM        755111 40 8   360          20000   SH           DEFINED   Nos. 1 & 2     20000
RITE AID                   COM        767754 10 4   197          35000   SH           DEFINED   Nos. 1 & 2     35000
ROYAL DUTCH SHELL PLC      COM        780257 80 4   7324        126000   SH           DEFINED   Nos. 1 & 2    126000
SCHERING PLOUGH            COM        806605 10 1   8865        240000   SH           DEFINED   Nos. 1 & 2    240000
SEAGRAM CO LTD.            COM        811850 10 6   599          10000   SH           DEFINED   Nos. 1 & 2     10000
STARWOOD HOTELS            COM        85590A 20 3   413          16000   SH           DEFINED   Nos. 1 & 2     16000
WFS FINANCIAL              COM        92923B 10 6   219          11000   SH           DEFINED   Nos. 1 & 2     11000
WARNER LAMBERT             COM        934488 10 7   8724         90000   SH           DEFINED   Nos. 1 & 2     90000
WELLS FARGO & CO.          COM        949746 10 1   17115       420000   SH           DEFINED   Nos. 1 & 2    420000
WESTCORP                   COM        957907 10 8   25965      1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER           COM        D1668R 12 3   1636         25000   SH           DEFINED   Nos. 1 & 2     25000